1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - Components of Income Tax Expense (Details) (USD $)	1 Months Ended
Aug. 15, 2014
Federal
Current
Deferred
State and Local
Current
Deferred